GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                             Pinnacle Series Account
                            Annual Report Form N-30D
                         File Nos. 811-04235, 002-96000

The information required to be contained in this report for the period ending December 31, 2000 includes the following previously filed annual report for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   26,   2001
Accession   No. 0000356476-01-000008